Segment Reporting - Schedule of Business Interests Into Reportable Segments (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Revenue	$ 2,311,426	$ 847,471	$ 5,740,361	$ 2,538,082	$ 3,831,778	$ 2,931,280
Gross Profit	1,310,509	$ 845,126	3,620,467	$ 2,535,737	3,382,729	2,931,280
Segment Assets	5,854,523		5,854,523		2,227,587	$ 617,476
Segment Profit/Loss			210,775
Trxade, Inc. [Member]
Segment Reporting Information [Line Items]
Revenue			3,335,050		3,407,822
Gross Profit					3,407,822
Segment Assets	1,561,760		1,561,760		822,412
Segment Profit/Loss			1,748,896		1,371,615
Community Specialty Pharmacy, LLC [Member]
Segment Reporting Information [Line Items]
Revenue			1,412,449		395,418
Gross Profit					(34,971)
Segment Assets	315,681		315,681		112,123
Segment Profit/Loss			(75,955)		(116,588)
Integra Pharma, LLC [Member]
Segment Reporting Information [Line Items]
Revenue			992,862
Segment Assets	411,161		411,161
Segment Profit/Loss			(122,144)
Other [Member]
Segment Reporting Information [Line Items]
Revenue
Segment Assets	$ 3,565,921		3,565,921
Segment Profit/Loss			$ (1,340,022)
Other [Member]
Segment Reporting Information [Line Items]
Revenue					28,538
Gross Profit					9,878
Segment Assets					1,293,052
Segment Profit/Loss					$ (1,245,989)